Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	€ 0	€ 0	€ 416,000
Property and equipment	4,356,000	5,133,000	6,322,000
Non-current financial assets	10,455,000	10,281,000	9,796,000
Other non-current assets	947,000	575,000	87,000
Trade receivables and others - non-current	251,000	9,328,000	10,554,000
Total non-current assets	16,009,000	25,317,000	27,175,000
Current assets
Cash and cash equivalents	28,092,000	66,396,000	70,605,000
Short-term investments	6,218,000	14,374,000	21,851,000
Trade receivables and others - current	12,400,000	4,972,000	55,557,000
Total current assets	46,710,000	85,742,000	148,013,000
TOTAL ASSETS	62,719,000	111,059,000	175,187,000
Shareholders' equity
Share capital	4,686,661	4,192,000	4,044,000
Share premium	408,033,000	390,979,000	384,255,000
Retained earnings	(386,365,000)	(336,893,000)	(329,323,000)
Other reserves	1,118,000	27,000	495,000
Net income (loss)	(49,177,000)	(49,471,000)	(7,570,000)
Total shareholders’ equity	(21,704,000)	8,834,000	51,901,000
Non-current liabilities
Collaboration liabilities – non-current portion	31,748,000	41,128,000	45,030,000
Financial liabilities – non-current portion	13,771,000	22,286,000	30,957,000
Defined benefit obligations	1,923,000	2,730,000	2,441,000
Deferred revenue – non-current portion	0	2,825,000	4,618,000
Provisions – non-current portion	332,000	274,000	603,000
Total non-current liabilities	47,774,000	69,243,000	83,650,000
Current liabilities
Trade payables and others	15,042,000	16,007,000	17,018,000
Collaboration liabilities – current portion	6,501,000	7,443,000	7,647,000
Financial liabilities – current portion	8,802,000	8,709,000	8,936,000
Deferred revenue – current portion	2,825,000	616,000	5,865,000
Provisions – current portion	3,479,000	207,000	171,000
Total current liabilities	36,649,000	32,982,000	39,636,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 62,719,000	€ 111,059,000	€ 175,187,000